As filed with the Securities and Exchange Commission on April 21, 2016

File No. 333-62051

ICA No. 811-8979

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 32	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 32

Victory Variable Insurance Funds

(Exact name of Registrant as Specified in Trust Instrument)

3435 Stelzer Road

Columbus, Ohio 43219

(Address of Principal Executive Office)

(800) 362-5365

(Area Code and Telephone Number)

Copy to:

Charles Booth	Christopher K. Dyer	Jay G. Baris
CITI Fund Services Ohio, Inc.	Victory Variable Insurance Funds	Morrison & Foerster LLP
3435 Stelzer Road	4900 Tiedeman Road, 4th Floor	250 West 55th Street
Columbus, Ohio 43219	Brooklyn, Ohio 44144	New York, New York 10019
(Name and Address of Agent for
Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)	☒ on May 23, 2016 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A for Victory Variable Insurance Funds is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, solely for the purpose of delaying, until May 23, 2016, the effectiveness of Post-Effective Amendment No. 30 (“PEA No. 30”), which was filed with the Securities and Exchange Commission (the “Commission”) via EDGAR on February 9, 2016, accession number 0001104659-16-094977.  Since no other changes are intended to be made to PEA No. 30 by means of this filing, Parts A and B of PEA No. 30 are incorporated herein by reference.

PART A — PROSPECTUS

The Prospectus for each of the Victory RS Large Cap Alpha VIP Series, Victory RS Small Cap Growth Equity VIP Series, Victory RS International VIP Series, Victory RS Emerging Markets VIP Series, Victory INCORE Investment Quality Bond VIP Series, Victory INCORE Low Duration Bond VIP Series, Victory High Yield VIP Series and Victory S&P 500 Index VIP Series is incorporated by reference to Part A of PEA No. 30.

PART B — STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for each of the Victory RS Large Cap Alpha VIP Series, Victory RS Small Cap Growth Equity VIP Series, Victory RS International VIP Series, Victory RS Emerging Markets VIP Series, Victory INCORE Investment Quality Bond VIP Series, Victory INCORE Low Duration Bond VIP Series, Victory High Yield VIP Series and Victory S&P 500 Index VIP Series is incorporated by reference to Part B of PEA No. 30.

Registration Statement

of

VICTORY VARIABLE INSURANCE FUNDS

on

Form N-1A

PART C. OTHER INFORMATION

Item 28.

Exhibits:

(a)(1)(a)	Amended and Restated Certificate of Trust, dated October 8, 1998 and filed as of October 15, 1998. (1)

(a)(1)(b)	Certificate of Amendment dated August 19, 2015 to the Certificate of Trust. (14)

(a)(2)(a)	Amended and Restated Trust Instrument as of October 15, 1998. (1)

(a)(2)(b)	Amendment to Amended and Restated Trust Instrument dated as of August 19, 2015 (14)

(a)(2)(c)	Schedule A to the Trust Instrument, current as of February 17, 2016. (filed herewith)

(b)	Amended and Restated Bylaws as of August 26, 2009. (11)

(c)

The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a)(2)(a) above and in Article IV of the Bylaws referenced in Exhibit (b) above.

(d)(1)(a)	Investment Advisory Agreement dated August 1, 2013 between Registrant and Victory Capital Management Inc. (the “Adviser” or “VCM”). (12)

(d)(1)(b)	Schedule A to the Advisory Agreement dated August 1, 2013, current as of August 1, 2013. (6)

(d)(2)(a)	Form of Investment Advisory Agreement between Registrant and the Adviser. (15)

(d)(3)	Form of Sub-Advisory Agreement between the Adviser and Park Avenue Institutional Advisers, LLC regarding the Victory High Yield VIP Series (15)

(e)(1)	Distribution Agreement dated August 1, 2013 between Registrant and Victory Capital Advisers, Inc. (12)

(e)(2)	Schedule I to the Distribution Agreement current as of August 1, 2013. (12)

(e)(3)	Schedule I to the Distribution Agreement dated August 1, 2013, current as of February 17, 2016. (15)

(f)	Not applicable.

(g)(1)	Mutual Fund Custody Agreement dated July 1, 2011 between Registrant and KeyBank National Association. (10)

(g)(2)	Master Custodian Agreement between Registrant, Victory Variable Insurance Funds, and State Street Bank and Trust Company. (16)

(g)(3)	Form of Novation Agreement relating to Master Custodian Agreement with State Street Bank and Trust Company. (15)

(h)(1)(a)	Amendment to Administration and Fund Accounting Agreement dated July 1, 2009 between Registrant and VCM. (11)

(h)(1)(b)	Amendment to Administration and Fund Accounting Agreement dated July 1, 2012 between Registrant and VCM. (11)

(h)(1)(c)	Schedule D to the Administration and Fund Accounting Agreement between Registrant and VCM, current as of March 1, 2013. (11)

(h)(2)	Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2006 between VCM and BISYS Fund Services Ohio, Inc. (5)

(h)(3)	First Amendment to Sub-Administration and Sub-Fund Accounting Agreement dated October 1, 2006 between VCM and BISYS Fund Services Ohio, Inc. (4)

(h)4)	Amendment to Sub-Administration and Sub-Fund Accounting Agreement, dated July 1, 2010 between VCM and Citi Fund Services Ohio, Inc. (10)

(h)(5)	Amendment to Sub-Administration and Sub-Fund Accounting Agreement dated July 1, 2012 between VCM and Citi Fund Services Ohio, Inc. (11)

(h)(6)	Amendment to Sub-Administration and Sub-Fund Accounting Agreement dated October 24, 2012 between VCM and Citi Fund Services Ohio, Inc. (11)

(h)(7)	Transfer Agency Agreement dated April 1, 2002 between Registrant and BISYS (the “Transfer Agency Agreement”). (7)

(h)(8)	Amendment to the Transfer Agency Agreement dated July 24, 2002. (7)

(h)(9)	Amendment to the Transfer Agency Agreement dated July 1, 2006. (5)

(h)(10)	Amendment to the Transfer Agency Agreement dated July 1, 2009. (10)

(h)(11)	Amendment to the Transfer Agency Agreement dated July 1, 2012. (11)

(h)(12)	Participation Agreement dated June 30, 1999 among Registrant, BISYS and Nationwide Life Insurance Company (“Nationwide”). (3)

(h)(13)	Participation Agreement dated December 28, 2000 among Registrant, BISYS and Hartford Life Insurance Company (“Hartford”). (8)

(h)(14)	Participation Agreement dated April 2, 2004 among Registrant, BISYS and New York Life Insurance and Annuity Corporation (“NY Life”). (2)

(h)(15)	Form of Participation Agreement among Registrant, VCM, Victory Capital Advisers, Inc. (“VCA”), and The Guardian Insurance & Annuity Company, Inc. (to be filed by amendment)

(h)(16)

Transfer Agency and Service Agreement between The Guardian Stock Fund, Inc. and State Street Bank and Trust Company, as amended from time to time and Assignment and Assumption dated as of [•], 2016 between The Guardian Variable Contracts Funds, Inc. (formerly known as The Guardian Stock Fund, Inc.) and the Registrant.(to be filed by amendment)

(h)(17)

Transfer Agency and Service Agreement between The Guardian Bond Fund, Inc. and State Street Bank and Trust Company, as amended from time to time and Assignment and Assumption dated as of [•], 2016 between The Guardian Bond Fund, Inc. and the Registrant.(to be filed by amendment)

(h)(18)

Transfer Agency and Service Agreement between The Guardian Cash Fund, Inc. and State Street Bank and Trust Company, as amended from time to time and Assignment and Assumption dated as of [•], 2016 between The Guardian Cash Fund, Inc. and the Registrant.(to be filed by amendment)

(h)(19)	Administration Agreement between Registrant, the Adviser, and State Street Bank and Trust Company.(to be filed by amendment)

(h)(20)	Expense Limitation Agreement dated as of February 17, 2016. (15)

(i)(1)	Opinion of Morrison & Foerster LLP dated April 16, 2012, relating to the legality of Registrant’s shares. (10)

(i)(2)	Opinion of Morris, Nichols, Arsht & Tunnell dated April 16, 2012, Delaware counsel to Registrant, relating to the legality of Registrant’s shares. (10)

(i)(3)

Opinions of Morrison & Foerster LLP dated [•], 2016 and Morris Nichols Arsht & Tunnell LLP dated [•], 2016 relating to Victory RS Large Cap Alpha VIP Series, Victory RS Small Cap Growth Equity VIP Series, Victory RS International VIP Series, Victory RS Emerging Market VIP Series, Victory INCORE Investment Quality Bond VIP Series, Victory INCORE Low Duration Bond VIP Series, Victory High Yield VIP Series and Victory S&P 500 Index VIP Series. (to be filed by amendment)

(j)(1)	Consent of Morrison & Foerster LLP.

(j)(2)	Consent of Ernst & Young LLC.

(k)	Not applicable.

(l)	Not applicable

(m)(1)	Class A Shares Distribution and Service Plan dated January 1, 2003 and amended as of May 18, 2004. (10)

(m)(2)	Form of Class A Rule 12b-1 Agreement with VCA. (2)

(m)(3)	Contract Owner Administrative Services Agreement dated June 30, 1999 between Registrant and Nationwide. (3)

(m)(4)	Contract Owner Administrative Services Agreement dated January 26, 2001 between Registrant and Hartford. (8)

(m)(5)	Contract Owner Administrative Services Agreement dated May 1, 2004 between Registrant and NY Life. (9)

(m)(6)	Schedule B to the Hartford Contract Owner Administrative Services Agreement, dated January 1, 2003. (7)

(m)(7)	Schedule B to the Nationwide Contract Owner Administrative Services Agreement, current as of December 14, 2005. (10)

(n)	Rule 18f-3 Multi-Class Plan. (15)

(p)(1)	Code of Ethics of Registrant as revised November 30, 2011. (17)

(p)(2)	Code of Ethics of the Adviser and the Distributor dated November 1, 2014. (17)

(p)(4)	Code of Ethics of Park Avenue Institutional Advisers, LLC (to be filed by amendment)

Powers of Attorney of Leigh A. Wilson, David Brooks Adcock, Nigel D. T. Andrews, E. Lee Beard, David C. Brown, Sally M. Dungan, John L. Kelly and David L. Meyer. (18)

(1)                                 Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s registration statement on Form N-1A (the “Registration Statement”), filed electronically with the Securities and Exchange Commission (the “SEC”) on May 10, 1999.

(2)                                 Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed electronically with the SEC on April 15, 2004.

(3)                                 Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed electronically with the SEC on April 25, 2001.

(4)                                 Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement, filed electronically with the SEC on February 15, 2008.

(5)                                 Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement, filed electronically with the SEC on February 15, 2007.

(6)                                 Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed electronically with the SEC on February 12, 2010.

(7)                                 Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement, filed electronically with the SEC on March 12, 2003.

(8)                                 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement, filed electronically with the SEC on April 29, 2002.

(9)                                 Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement, filed electronically with the SEC on February 15, 2005.

(10)                          Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed electronically with the SEC on April 16, 2012.

(11)                          Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement, filed electronically with the SEC on April 15, 2013.

(12)                          Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement, filed electronically with the SEC on February 13, 2014.

(13)                          Incorporated by reference to Post-Effective Amendment No. 123 to Registrant’s Registration Statement, filed electronically with the SEC on February 26, 2015.

(14)                          Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed electronically with the SEC on February 9, 2016.

(15)                          Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14, filed electronically with the SEC on March 17, 2016.

(16)                          Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement of RS Variable Products Trust, filed electronically with the SEC on May 9, 2007.

(17)                          Incorporated by reference to Post-Effective Amendment No. 137 to the registration statement of Victory Portfolios, filed electronically with the SEC on February 26, 2016.

(18)                          Incorporated by reference to Post-Effective Amendment No. 31 to the registration statement of Victory Portfolios, filed electronically with the SEC on April 15, 2016.

Item 29. Persons Controlled by or Under Common Control with Registrant.

None.

Item 30. Indemnification

Article X, Section 10.02 of Registrant’s Delaware Trust Instrument, as amended, incorporated herein as Exhibits (a)(2)(a) and (f) hereto, provides for the indemnification of Registrant’s Trustees and officers, as follows:

Section 10.02 Indemnification.

(a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

(i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.”

Indemnification of the Fund’s principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto, Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(d) hereto, and Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(c) hereto. Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Victory Capital Management Inc. (“VCM” or the “Adviser”) is, effective July 31, 2013, a wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”). A majority of the equity interest in VCH is owned by Crestview Partners, through one or more investment vehicles, with employees of VCM owning a substantial minority interest in VCH. VCM provides investment advisory services to institutional clients including corporations, non-profits, public funds, Taft-Harley and sub-advisory clients. VCM offers domestic and international equity and domestic fixed income strategies to investors through a variety of products, including mutual funds, separate accounts, and collective trust funds. As of December 31, 2015, VCM managed or advised assets totaling in excess $33.1 billion for individual and institutional clients. VCM’s principal offices are located at 4900 Tiedeman Road, 4th Floor, Brooklyn, OH 44144, with additional offices in Birmingham, Boston, Brentwood, Cincinnati, Denver, New York and Rock River.

To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that prior to August 1, 2013, certain directors and officers of the Adviser also held positions with the former parent company of VCM, KeyCorp or its subsidiaries, located at 127 Public Square, Cleveland, Ohio 44114.

The principal executive officers and directors of VCM and VCH are as follows:

David C. Brown	• Director, Chairman and Chief Executive Officer of VCM and VCH
Kelly S. Cliff	• Director, Director, President, Investment Franchises of VCM and VCH
Michael D. Policarpo, II	• Director, Chief Financial Officer and Treasurer of VCM and VCH
Gregory J. Ewald	• Director, Chief Legal Officer and Secretary of VCM and VCH

The business address of the foregoing individuals is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

Item 32. Principal Underwriter

(a) Victory Capital Advisers, Inc. (“VCA”) acts as principal underwriter for the shares of Registrant, Victory Portfolios, Victory Portfolios II and Victory Institutional Funds.

(b) VCA, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, acts solely as distributor for the investment companies listed above. The officers of VCA, all of whose principal business address is set forth above, are:

Name	Positions and Offices with VCA	Position and Offices with Registrant
Michael D. Policarpo, II	President	President
Donald Inks	Financial Operations Principal, Treasurer	None
Peter Scharich	Chief Compliance Officer and AML Officer	None
Gregory J. Ewald	Chief Legal Officer and Secretary	None

(c) Not applicable.

Item 33. Location of Accounts and Records

(1) Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144 (records relating to its functions as investment adviser and administrator).

(2) KeyBank National Association, 127 Public Square, Cleveland, Ohio 44114 (records relating to its function as custodian for certain funds).

(3) Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as sub-administrator, sub-fund accountant for certain funds).

(5) FIS Investor Services LLC., 4249 Easton Way, Suite 400, Columbus, Ohio 43219 (records relating to its functions as transfer agent and dividend disbursing agent for certain funds).

(6) Victory Capital Advisers, Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144 (records relating to its function as distributor).

(7) State Street Bank and Trust Company, 200 Newport Avenue, Quincy, Massachusetts 02171 (records relating to its function as custodian, administrator and transfer agent to the Victory RS Large Cap Alpha VIP Series, Victory RS Small Cap Growth Equity VIP Series, Victory RS International VIP Series, Victory RS Emerging Market VIP Series, Victory INCORE Investment Quality Bond VIP Series, Victory INCORE Low Duration Bond VIP Series, Victory High Yield VIP Series and Victory S&P 500 Index VIP Series (collectively, the “Victory RS Funds”)).

(8) Park Avenue Institutional Advisers LLC, 7 Hanover Square, New York, New York 10004 (records relating to its function as sub-adviser to the Victory High Yield VIP Series).

Item 34. Management Services

None.

Item 35. Undertakings

None.

NOTICE

A copy of the Certificate of Trust of Registrant is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to Registrant’s Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 21st day of April, 2016.

VICTORY VARIABLE INSURANCE FUNDS

(Registrant)

By:	/s/ Christopher K. Dyer
Christopher K. Dyer, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the 21st day of April, 2016.

	/s/ Christopher K. Dyer	President (Principal Executive Officer)
Christopher K. Dyer

	/s/ Christopher E. Sabato	Treasurer (Principal Accounting Officer and Principal Financial Officer)
Christopher E. Sabato

	*	Chairman of the Board and Trustee
Leigh A. Wilson

	*	Trustee
David Brooks Adcock

	*	Trustee
Nigel D. T. Andrews

	*	Trustee
E. Lee Beard

	*	Trustee
David C. Brown

	*	Trustee
Sally M. Dungan

	*	Trustee
John L. Kelly

	*	Trustee
David L. Meyer

*By:	/s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact

Exhibits

Ex-99. (a)(2)(c)	Schedule A to the Trust Instrument, current as of February 17, 2016.